Share-Based Compensation (Changyou 2014 Share Incentive Plan, Narrative) (Details) - shares	Nov. 02, 2014	Jul. 27, 2014
Changyou.com Limited [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	6,000,000	2,000,000